Equity - Treasury Shares (Details) - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Treasury shares - Beginning balance		$ 94
Shares purchased				$ 158
Shares transferred to Group beneficiaries		(1)		(5)
Treasury shares - Ending balance		66	$ 94
Treasury shares
Treasury shares - Beginning balance		94	118
Shares purchased	[1]			158
Shares transferred to Group beneficiaries	[1]	(28)	(24)	(31)
Shares cancelled	[1]			(129)
Treasury shares - Ending balance		$ 66	$ 94	$ 118
Number of shares
Number of shares - Beginning balance		5.8	7.5
Shares transferred to Group beneficiaries (in shares)		(1.6)	(1.7)
Number of shares - Ending balance		4.2	5.8	7.5
Treasury shares excluding Employees' Share Trust
Treasury shares - Beginning balance		$ 53	$ 67
Shares transferred from treasury			(13)
Shares transferred to Group beneficiaries		(2)	(1)
Treasury shares - Ending balance		$ 51	$ 53	$ 67
Number of shares
Number of shares - Beginning balance		3.4	4.3
Shares transferred from treasury (in shares)			(0.8)
Shares transferred to Group beneficiaries (in shares)		(0.1)	(0.1)
Number of shares - Ending balance		3.3	3.4	4.3
Employees Share Trust
Treasury shares - Beginning balance		$ 41	$ 51
Shares transferred from treasury			13
Shares transferred to Group beneficiaries		(26)	(23)
Treasury shares - Ending balance		$ 15	$ 41	$ 51
Number of shares
Number of shares - Beginning balance		2.4	3.2
Shares transferred from treasury (in shares)			0.8
Shares transferred to Group beneficiaries (in shares)		(1.5)	(1.6)
Number of shares - Ending balance		0.9	2.4	3.2

[1]	Refer to Note 19.2 for further information.